Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Operating activities
Net (loss) income for the year	$ (13,444)	$ 82,726
Adjustments for:
Depletion and amortization	74,321	56,940
Income tax expense	31,542	50,143
Finance expenses, net	40,812	39,135
Accretion expense	46,937	10,759
Call premium on settlement of debt	9,571	0
(Gain) loss on derivatives	(4,799)	4,919
Unrealized foreign exchange loss (gain)	52,299	(11,875)
Gain on Cariboo acquisition	(47,426)	(46,212)
Gain on acquisition of control of Gibraltar	(14,982)	0
Inventory sold or processed with write-ups to net realizable value	26,349	0
Deferred revenue deposit	18,244	13,586
Amortization of deferred revenue	(5,776)	(6,497)
Share-based compensation expense	9,425	6,326
Other operating activities	3,625	(739)
Net change in working capital - other	5,917	(48,119)
Cash provided by operating activities	232,615	151,092
Investing activities
Gibraltar capitalized stripping costs	(30,635)	(55,552)
Gibraltar sustaining capital expenditures	(31,700)	(31,092)
Gibraltar capital project expenditures	(20,803)	(31,291)
Florence Copper development costs	(231,044)	(52,390)
Other project development costs	(4,224)	(2,755)
Acquisition of Cariboo, net	(9,665)	2,948
Release of restricted cash	12,500	0
Net outflows related to copper price options	(6,770)	(1,360)
Other investing activities	4,449	3,887
Cash used for investing activities	(317,892)	(167,605)
Financing activities
Interest paid	(70,302)	(47,755)
Net proceeds from issuance of senior secured notes	670,419	0
Repayment of senior secured notes and call premium	(556,491)	0
Net proceeds from Florence financings	114,332	33,287
Proceeds from Gibraltar equipment financings	15,673	11,067
Repayment of Gibraltar equipment financings	(29,948)	(29,758)
Revolving credit facility advances (repayment)	(26,494)	26,494
Net proceeds from share issuance	37,340	0
Net share-based compensation	2,632	(385)
Cash provided by (used for) financing activities	157,161	(7,050)
Effect of exchange rate changes on cash and equivalents	4,371	(818)
Increase (decrease) in cash and equivalents	76,255	(24,381)
Cash and equivalents, beginning of year	96,477	120,858
Cash and equivalents, end of year	$ 172,732	$ 96,477